FACILITY FIRE	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
FACILITY FIRE

NOTE 10—FACILITY FIRE

On March 18, 2014, a fire occurred at a facility leased by the company in Lindon, Utah. This facility contained the Company’s primary inventory warehouse and call center operations. For the nine months ended September 30, 2014, the Company recognized gross expenses of $7.1 million, less probable insurance recoveries of $6.2 million, related to the fire damage. These expenses and probable insurance recoveries are included in general and administrative costs on the unaudited condensed consolidated statements of operations. Of the $6.2 million in probable insurance recoveries, $2.8 million were received by the Company prior to September 30, 2014. The expenses associated with the fire primarily related to impairment of damaged assets and recovery costs to maintain business continuity. The Company is seeking additional insurance recoveries and will recognize those when receipt becomes probable. The $3.5 million of probable insurance recoveries not yet received from the Company’s insurance provider are included in prepaid expenses and other current assets in the accompanying unaudited condensed consolidated balance sheet at September 30, 2014.